COMPENSATION PLANS - Executive Compensation Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 09, 2022
Compensation Plans
Number of awards granted under cash-based executive compensation plan		1,433,500
Executive Compensation Plan
Compensation Plans
Number of awards granted under cash-based executive compensation plan	1,433,500
Grant date fair value per share of common stock of all vested and unvested units under the cash-based executive compensation plan			$ 23.45
Number of units expected to vest under cash-based executive compensation plan			632,500
Number of unvested units under cash-based executive compensation plan			801,000
Share based compensation expense	$ 23,008
Unrecognized compensation under cash-based executive compensation plan	10,713
Deferred compensation liability	$ 722